CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class A Common stock
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	9,245,146	7,091,960
Common stock, shares outstanding	9,245,146	7,091,960
Class B Common stock
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	4,313,406	3,134,162
Common stock, shares outstanding	4,313,406	3,134,162